Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of condensed income statement
	Year ended December 31,
(in thousands)	2020	2019	2018
Payroll and related expenses	$3,183	$2,259	$1,317
Research and development services	2,438	2,682	874
Materials	612	454	363
Share Based Compensation	401	607	862
Depreciation	273	198	121
Other	394	486	476
	7,301	6,686	4,013
Israel Innovation Authority participation in research and development costs and royalties payable	(1,215)	(1,082)	-
	$6,086	$5,604	$4,013

	Year ended December 31,
(in thousands)	2020	2019	2018
Payroll expenses	$737	$569	$343
Compensation to directors	862	526	182
Professional fees	995	845	450
Office maintenance and office expenses	97	145	96
Insurance	486	243	11
Share Based Compensation	269	203	147
Other	253	484	57
	$3,699	$3,015	$1,286

	Year ended December 31,
(in thousands)	2020	2019	2018
Interest income	$225	$238	$138
Exchange differences, net	-	-	790
Net change in fair value warrants	-	-	132
	$225	$238	$1,060

	Year ended December 31,
(in thousands)	2020	2019	2018
Issuance expenses related to warrants	$-	$-	$-
Exchange differences, net	2,258	945	-
Net change in fair value warrants	-	51	-
Bank commissions	6	7	3
	$2,264	$1,003	$3